OTHER GAINS - NET - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about business combination [line items]
Reorganization costs	$ 9.7
Inventory write-down	3.8
Impairment of intangible assets	3.2
Write-down of assets	9.4
Impairment of property, plant and equipment	1.8	$ 4.9
Bombardier's BAT Business
Disclosure of detailed information about business combination [line items]
Restructuring, integration and acquisition costs	6.1	6.8
CAE Flight Training (India) Private Limited
Disclosure of detailed information about business combination [line items]
Remeasurement of investment, net of reorganization and others costs	$ 13.4	3.7
Civil Aviation Training Solutions
Disclosure of detailed information about business combination [line items]
Impairment loss		$ 4.9